Going Concern (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (3,285,410)	$ (10,614,118)	$ (14,591,675)	$ (6,108,117)
Net Cash Used In Operating Activities	(1,553,488)	$ (1,086,784)	(1,469,169)	(2,057,879)
Working capital (deficit)	(14,213,930)
Total Stockholders' Deficiency	$ (13,458,783)		$ (10,509,554)	$ (8,664,237)	$ (8,198,768)